Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:
Computers and peripheral equipment	$40,101	$45,290
Office furniture and equipment	8,260	9,212
Buildings and leasehold improvements	8,192	9,210

	56,553	63,712
Accumulated depreciation:
Computers and peripheral equipment	34,285	38,770
Office furniture and equipment	5,532	5,741
Buildings and leasehold improvements	4,715	4,743

	44,532	49,254

Depreciated cost	$12,021	$14,458

Depreciation expense totaled $4,242, $5,360 and $4,698 for the years 2022, 2021 and 2020, respectively.